Income Taxes and Duties - Summary of Total DUC and Others (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income taxes [line items]
DUC	$ 280,756,794
DUC
Disclosure of income taxes [line items]
DUC	207,212,856	$ 398,123,710	$ 374,433,879
Fiscal credit	0	0	(73,280,000)
Deferred DUC expense	6,863,068	(6,703,627)	5,673,403
Total DUC	$ 214,075,924	$ 391,420,083	$ 306,827,282